Interim Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 387,106	$ 150,212	$ 900,482	$ 1,399,420
Cost of revenue	130,692	28,566	409,793	948,273
Gross profit	256,414	121,646	490,689	451,147
Operating expenses
Compensation expense	1,263,384	642,536	2,164,776	1,921,078
General and administration expense	401,543	524,747	3,371,325	886,592
Bad debt expense	4,580	9,348	17,525	65,802
Depreciation and amortization expense	5,123	656	6,759	4,218
Total operating expense	1,674,630	1,177,287	5,560,385	2,877,690
Loss from operations	(1,418,216)	(1,055,641)	(5,069,696)	(2,426,543)
Other income (expense)
Foreign currency exchange	(14,826)	(120,681)	24,900	37,224
Other income	16,645
Change in fair value of derivative instruments		(945,594)	3,054,034	271,704
Gain (Loss) on extinguishment of debt	76,316	(428,465)	(2,904,832)	659,999
Finance costs	(11,490)	(407,578)	(1,281,505)	(1,620,504)
Total other income (expense)	66,645	(1,902,318)	(1,107,403)	(651,577)
Loss before income taxes	(1,351,571)	(2,957,959)	(6,177,099)	(3,078,120)
Provision for income taxes
Net loss	$ (1,351,571)	$ (2,957,959)	$ (6,177,099)	$ (3,078,120)
Basic and diluted:
Basic	$ (0.01)	$ (0.84)	$ (0.17)	$ (3.84)
Diluted	$ (0.01)	$ (0.84)	$ (0.17)	$ (3.84)
Weighted average number of shares used in computing basic and diluted net loss per share:
Basic	101,999,610	3,515,590	35,744,303	801,993
Diluted	101,999,610	3,515,590	35,744,303	801,993